RIGHT-OF-USE ASSETS AND LEASE LIABILITES	12 Months Ended
Dec. 31, 2020
RIGHT-OF-USE ASSETS AND LEASE LIABILITES
RIGHT-OF-USE ASSETS AND LEASE LIABILITES

12          RIGHT-OF-USE ASSETS AND LEASE LIABILITES

a)	Right-of-use

The Group has leased agreements according to the following composition:

	Property:	Servers and
	Agencies and	technology	Transport	Other
	offices	platforms	units	leases	2020	2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost -
Balance as of January 1,	819,046	168,371	3,006	7,394	997,817	—
Additions	28,352	145,140	598	20,411	194,501	997,817
Acquisition of business	—	—	—	—	—	—
Transfers	—	—	—	—	—	—
Disposal and others	(49,544)	(151,877)	(749)	—	(202,170)	—
Balance as of December 31	797,854	161,634	2,855	27,805	990,148	997,817

Accumulated depreciation -
Balance as of January 1,	130,761	40,591	971	3,654	175,977	—
Depreciation of the period	131,815	35,926	837	3,427	172,005	169,406
Acquisition of business	—	—	—	—	—	6,571
Transfers	—	—	—	—	—	—
Disposal and others	(5,144)	(55,763)	145	—	(60,762)	—
Balance as of December 31	257,432	20,754	1,953	7,081	287,220	175,977

Net carrying amount	540,422	140,880	902	20,724	702,928	821,840

b)	Lease Liabilities

The Group maintains contracts, with certain renewal options and for which the Group has reasonable certainty that this option will be exercised. In those cases, the period of lease used to measure the liability and assets corresponds to an estimation of future renovations.